Digital assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Digital Assets [Abstract]
Schedule of digital assets
Digital assets represent investments in cryptocurrencies which the Company expects to hold for the foreseeable future. The following table summarizes the Company’s digital assets as at December 31, 2021:

	Quantities	Average cost per unit	Fair value per unit	Total fair value ($000s)	Historical cost ($000s)	Cumulative revaluation gain (loss) ($000s)

Bitcoin (BTC)	17.82	$42,079	$58,309	$1,039	$750	$289
Ethereum (ETH)	145.99	3,425	4,647	679	500	179

				1,718	1,250	468